Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member] AOCI Attributable to Parent [Member]	Private Placement [Member]	Underwritten Public Offering [Member] Common Stock [Member]	Underwritten Public Offering [Member] Additional Paid-in Capital [Member]	Underwritten Public Offering [Member] Retained Earnings [Member]	Underwritten Public Offering [Member] AOCI Attributable to Parent [Member]	Underwritten Public Offering [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2018											5,077,000
Balances at Dec. 31, 2018											$ 5	$ 35,038	$ (35,058)	$ 283	$ 268
Beneficial conversion feature on convertible notes payable												353			353
Warrants issued												419			419
Common stock converted into convertible notes payable (in shares)											(7,000)
Common stock converted into convertible notes payable												(25)			(25)
Conversion of convertible notes payable and accrued interest into common stock (in shares)											652,000
Conversion of convertible notes payable and accrued interest into common stock											$ 1	2,280			2,281
Sale of common stock and warrants (in shares)					909,209						909,000
Sale of common stock and warrants											$ 1	3,159			3,160
Warrants issued in exchange for modification of term debt												14			14
Stock-based compensation												1,093			1,093
Net loss													(6,200)		(6,200)
Foreign currency translation adjustment														22	22
Balances (in shares) at Dec. 31, 2019											6,631,000
Balances at Dec. 31, 2019											$ 7	42,331	(41,258)	305	1,385
Warrants issued												228			228
Common stock converted into convertible notes payable
Sale of common stock and warrants (in shares)	437,000					2,545,000
Sale of common stock and warrants		$ 1,746			$ 1,746	$ 3	$ 9,218			$ 9,221
Stock-based compensation												1,205			1,205
Net loss													(4,768)		(4,768)
Foreign currency translation adjustment														(689)	(689)
Exercise of warrants for cash (in shares)											43,000
Exercise of warrants for cash												120			120
Exercise of warrants, cashless (in shares)											8,000
Exercise of warrants, cashless
Balances (in shares) at Dec. 31, 2020											9,664,000
Balances at Dec. 31, 2020											$ 10	$ 54,848	$ (46,026)	$ (384)	$ 8,448